Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%
Undistributed earnings of foreign subsidiaries	$ 80,000
Valuation allowance		75
State and other net operating loss carry forwards	7,231
Gross unrecognized tax benefits	3,719	3,135	2,474	2,424
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	2,417	2,038
Estimated accrued interest and penalties resulting from unrecognized tax benefits	$ 729	$ 630
Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2015
Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2034